Cover	Jun. 13, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2025
Entity File Number	001-41218
Entity Registrant Name	ZAPATA COMPUTING HOLDINGS, INC.
Entity Central Index Key	0001843714
Entity Tax Identification Number	98-1578373
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Zapata Computing Inc.
Entity Address, Address Line Two	6 Liberty Square
Entity Address, Address Line Three	#2488
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	(857)
Local Phone Number	367-9002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	100 Federal Street
Entity Address, Address Line Two	Floor 20
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110